General information	12 Months Ended
Dec. 31, 2019
General Information [Abstract]
General Information
1.	General information
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (
“sociedad anónima
”) incorporated under the laws of Argentina, operating as a universal bank with a network of 251 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owns 66.55% of the share capital of the Bank as of December 31, 2019.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 42.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
In 2019 the Bank changed its corporate name from BBVA Banco Francés S.A. to Banco BBVA Argentina S.A. On July 25, 2019, the BCRA served notice of the approval of the change of corporate name by way of Resolution No. 166. On September 18, 2019, the Argentine Securities Commission (CNV) submitted the proceedings related to the Entity’s by-laws
amendment and restatement to the Argentine Superintendence of Corporations (IGJ) for registration. On October 17, 2019, the IGJ registered the Entity’s change of corporate name and the restatement of its by-laws
under No. 21332 of Book 97, “Corporations” volume. On November 4, 2019, the BCRA handed down the related Communication “C” 85251, giving notice of the Entity’s new corporate name.

1.1.	Economic context
The future development of Argentina’s macroeconomic conditions is somewhat uncertain as a consequence of the volatility of financial assets, and certain laws and regulations recently enacted by the new national government, affecting the foreign exchange market, the projected future changes in interest rates, and inflation levels. In the fiscal year ended December 31, 2019, cumulative inflation was 53.8%.
In particular, and concerning financial assets, the Argentine Government issued Decree No. 596/2019 dated August 28, 2019, postponing the maturity of short-term securities (Letes, Lecap, Lecer, and Lelink). Additionally, by means of Decree No. 49/2019 dated December 19, 2019, the Argentine Government postponed the repayment of
US-dollar
denominated Treasury Bills until August 31, 2020.
As of December 31, 2019, the Entity has holdings of Government securities subject to restructuring with accrual value of 8,661,041. These securities are measured at fair value through other comprehensive income, and were measured at 4,801,364 to reflect the decline in prices.
On September 1, 2019, the Argentine Government published Executive Decree No. 609/2019 setting forth extraordinary and interim guidelines concerning the foreign exchange market. In addition, the BCRA issued Communication “A” 6770, as amended, whereby, among other measures, it provided that up to and including December 31, 2019, the BCRA’s previous consent would be required to access the foreign exchange market for the remittance of profits and dividends, payment of services to foreign related companies, and early payment of financial debts (principal or interest) over three business days before their due date. Then, on December 30, 2019, the BCRA issued Communication “A” 6856, establishing that the preceding provisions would remain in force on and after December 31, 2019.
Against this backdrop, on December 23, 2019, the Public Emergency, Social Solidarity and Productive Revival Law (the “Economic Emergency Law”) was published in the Official Gazette, declaring Argentina in economic, financial, administrative, social security, energy, public health and social emergency until December 31, 2020. On December 28, 2019, Regulatory Decree No. 99/2019 of the Economic Emergency Law was enacted by the Argentine Government, whereby several changes to address economic, financial, tax, administrative, social security, utility rates, energy, public health, and social issues, among others, were introduced

The Economic Emergency Law has also postponed until December 31, 2021 the reduction of the income tax rate (see Note 15) and 2017 Fiscal Covenant which established a gradual decrease in turnover tax until December 31, 2020.
The Entity’s management monitors the development of these events on an ongoing basis in order to define the potential actions to be taken and identify their impacts on its financial position.